UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

Alpha Architect 1-3 Month Box ETF

Annual Report

October 31, 2023

ALPHA ARCHITECT 1-3 MONTH BOX ETF

ALPHA ARCHITECT 1-3 MONTH BOX ETF

LETTER TO SHAREHOLDERS

OCTOBER 31, 2023

Dear Alpha Architect 1-3 Month Box ETF Shareholders,

Thank you for your investment in the Alpha Architect 1-3 Month Box ETF (“BOXX” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal year ending October 31, 2023 (“FY 2023”).

The Fund's investment objective is to provide investment results that, before fees and expenses, equal or exceed the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market. To do so, the principal investment strategy of the Fund is to utilize an exchange-listed options strategy called a box spread. In order to accomplish its investment goals, the Fund may utilize either standard exchange-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both.

For FY 2023, BOXX was up 4.17% at its market price and up 4.11% at NAV. We are using the Since Inception (12/28/2022) performance because the fund has been launched less than one year.

For FY 2023, BOXX underperformed the Solactive 1-3 month US T-Bill Index, which was up 4.22%.

BOXX distributes income to shareholders on an annual basis.

We appreciate your continued investment in the Fund.

Sincerely,

/s/ Patrick R. Cleary

Patrick R. Cleary
Chief Executive Officer
Empowered Funds, LLC dba EA Advisers

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For the most recent month-end performance, please call (215) 882-9983 or visit the Fund’s website at https://etfsite.alphaarchitect.com/boxx/.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

RISKS

Investments involve risk. Principal loss is possible.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may only be acquired or redeemed from the fund in creation units. There is no assurance that the

ALPHA ARCHITECT 1-3 MONTH BOX ETF

LETTER TO SHAREHOLDERS

OCTOBER 31, 2023
Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset.

Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option.

Box Spread Risk. A Box Spread is a synthetic bond created by combining different options trades that have offsetting spreads(e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices).If one or more of these individual option positions are modified or closed separately prior to the option contract's expiration, then the Box Spread may no longer effectively eliminate risk tied to the underlying asset's price movement.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

INDEX

The Solactive 1-3 month US T-Bill Index is a rules-based, market value weighted index engineered for the short-term T-Bill market denominated in USD. The index is comprised of USD denominated T-Bills with a time to maturity of 1 to 3 months.

The Fund is distributed by Quasar Distributors, LLC. The Fund’s investment advisor is Empowered Funds, LLC, which is doing business as EA Advisers.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

Alpha Architect 1-3 Month Box ETF
Growth of $10,000 (Unaudited)

$10,600
$10,400
$10,200
$10,000
$9,800
$10,422
$10,417
$10,411
12/28/2022
12/31/2022
1/31/2023
2/28/2023
3/31/2023
4/30/2023
5/31/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
Alpha Architect 1-3 Month Box ETF - NAV
Alpha Architect 1-3 Month Box ETF - Market
Solactive 1-3 month US T-Bill Index

Cumulative Return*
Since Inception
(December 28, 2022)
Alpha Architect 1-3 Month Box ETF - NAV	4.11%
Alpha Architect 1-3 Month Box ETF - Market	4.17%
Solactive 1-3 month US T-Bill Index	4.22%

See “Index Overview” section for a description of the Index.

*This chart assumes an initial gross investment of $10,000 made on December 28, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ALPHA ARCHITECT 1-3 MONTH BOX ETF
Tabular Presentation of Schedule of Investments
As of October 31, 2023 (Unaudited)

Sector[1]	% Net Assets
Purchased Options	104.7%
Written Options	(4.8%)
Other²	0.1%
Total	100.0%

1 Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser's internal sector classifications.

2 Cash, cash equivalents, short-term investments and other assets less liabilities.

Alpha Architect 1-3 Month Box ETF
Schedule of Investments
October 31, 2023

Contracts (a)		Notional Amount	Value
PURCHASED OPTIONS - 104.7% (b)(c)
CALL OPTIONS - 27.1%
	S&P 500® Index
1,065	Expiration: 12/15/2023, Strike Price $4,000.00	$446,639,700	$26,571,750
1,673	Expiration: 12/15/2023, Strike Price $4,000.01 (d)	701,622,740	41,741,350
1,261	Expiration: 01/19/2024, Strike Price $4,000.00	528,838,180	36,320,583
1,496	Expiration: 01/19/2024, Strike Price $4,000.01 (d)	627,392,480	43,089,288
			147,722,971
PUT OPTIONS - 77.6%
	S&P 500® Index
1,065	Expiration: 12/15/2023, Strike Price $5,000.00	446,639,700	82,986,930
1,673	Expiration: 12/15/2023, Strike Price $5,000.01 (d)	701,622,740	130,363,506
1,261	Expiration: 01/19/2024, Strike Price $5,000.00	528,838,180	95,567,407
1,496	Expiration: 01/19/2024, Strike Price $5,000.01 (d)	627,392,480	113,377,352
			422,295,195
	TOTAL PURCHASED OPTIONS (Cost $564,019,686)		570,018,166

Shares
MONEY MARKET FUNDS - 0.1%
334,370	First American Government Obligations Fund - Class X, 5.27% (e)		334,370
	TOTAL MONEY MARKET FUNDS (Cost $334,370)		334,370

	TOTAL INVESTMENTS (Cost $564,354,056) - 104.8%		570,352,536
	Liabilities in Excess of Other Assets - (4.8%)		(25,883,186)
	TOTAL NET ASSETS - 100.0%		$544,469,350

 Percentages are stated as a percent of net assets.

(a) Each contract equals 100 shares.
(b) Exchange-Traded.
(c) Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.
(d) FLexible EXchange® Options.
(e) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect 1-3 Month Box ETF
Schedule of Written Options
October 31, 2023

Contracts (a)		Notional Amount	Value
WRITTEN OPTIONS - (4.8%) (b)
CALL OPTIONS - (0.1%)
	S&P 500® Index
(1,065)	Expiration: 12/15/2023, Strike Price $5,000.00	$(446,639,700)	$(55,380)
(1,673)	Expiration: 12/15/2023, Strike Price $5,000.01 (c)	(701,622,740)	(86,996)
(1,261)	Expiration: 01/19/2024, Strike Price $5,000.00	(528,838,180)	(68,094)
(1,496)	Expiration: 01/19/2024, Strike Price $5,000.01 (c)	(627,392,480)	(80,784)
			(291,254)
PUT OPTIONS - (4.7%)
	S&P 500® Index
(1,065)	Expiration: 12/15/2023, Strike Price $4,000.00	(446,639,700)	(3,748,800)
(1,673)	Expiration: 12/15/2023, Strike Price $4,000.01 (c)	(701,622,740)	(5,888,960)
(1,261)	Expiration: 01/19/2024, Strike Price $4,000.00	(528,838,180)	(7,296,146)
(1,496)	Expiration: 01/19/2024, Strike Price $4,000.01 (c)	(627,392,480)	(8,655,856)
			(25,589,762)
	TOTAL WRITTEN OPTIONS (Premiums Received $24,789,093)		$(25,881,016)

Percentages are stated as a percent of net assets.

(a) Each contract equals 100 shares.
(b) Exchange-Traded.
(c) FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023

Assets:
Investments in securities, at value	570,352,536	$570,352,536
Receivable for fund shares sold	13,533,689	13,533,689
Receivable for investments sold	646,235	646,235
Deposit at broker for options	10,577	10,577
Interest receivable	578	578
Transaction fee receivable	515	515
Total assets	584,544,130	584,544,130
Liabilities:
Options written, at value	25,881,016	25,881,016
Payable for investment securities purchased	14,113,150	14,113,150
Accrued investment advisory fees, net (Note 4)	80,614	80,614
Total liabilities	40,074,780	40,074,780
Net Assets	544,469,350	$544,469,350

Net Assets Consist of:
Paid-in capital	534,998,861	$595,454,303
Total distributable earnings (accumulated deficit)	9,470,489	(50,984,953)
Net Assets:	544,469,350	$544,469,350

Calculation of Net Asset Value Per Share:
Net Assets	544,469,350	$544,469,350
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	5,230,000	5,230,000
Net Asset Value per Share	104	$104.11

Cost of Investments in Securities	564,354,056	$564,354,056
Premiums Received from Options Written	24,789,093	$24,789,093

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

STATEMENT OF OPERATIONS
October 31, 2023(1)

Investment Income:
Interest income	$15,649
Total investment income	15,649

Expenses:
Investment advisory fees	734,894
Total expenses	734,894
Less: Reimbursement of expenses from Advisor (Note 4)	(372,192)
Net expenses	362,702

Net Investment Income (Loss)	(347,053)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	390,561,646
Options written	(385,650,661)
4,910,985
Net change in unrealized appreciation (depreciation) on:
Investments	5,998,480
Options written	(1,091,923)
4,906,557
Net realized and unrealized gain (loss) on investments:	9,817,542
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,470,489

(1) The Fund commenced operations on December 28, 2022.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended October 31, 2023⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(347,053)
Net realized gain (loss) on investments and options written	4,910,985
Net change in unrealized appreciation (depreciation) on investments and options written	4,906,557
Net increase (decrease) in net assets resulting from operations	9,470,489

Capital Share Transactions:
Proceeds from shares sold	564,203,019
Payments for shares redeemed	(29,241,791)
Transaction Fees (See Note 1)	37,633
Net increase (decrease) in net assets derived from net change in capital share transactions	534,998,861
Net Increase (Decrease) in Net Assets	544,469,350

Net Assets:
Beginning of period	—
End of period	$544,469,350

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	5,520,000
Shares repurchased	(290,000)
Shares outstanding, end of period	5,230,000

(1) The Fund commenced operations on December 28, 2022.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT 1-3 MONTH BOX ETF
FINANCIAL HIGHLIGHTS

For the Period Ended October 31, 2023

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Transaction Fees(2)	Net Asset Value, End of Period	Total Return(3)	Net Assets, End of Period (000's)	Net Expenses(4)(5)	Gross Expenses(4)	Net Investment Income (Loss)(4)	Portfolio Turnover Rate(6)
December 28, 2022(7) to October 31, 2023	$100.00	(0.16)	4.25	4.09	0.02	$104.11	4.11%	$544,469	0.1949%	0.3949%	(0.1865%)	0%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	See Note 1 in the Notes to the Financial Statements.
(3)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(4)	For periods of less than one year, these ratios are annualized.
(5)	Net expenses include effects of any reimbursement or recoupment.
(6)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(7)	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2023

NOTE 1 – ORGANIZATION

Alpha Architect 1-3 Month Box ETF (the “Fund”), is a series of EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund's shares (“Shares”) are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The Fund's investment objective is to provide investment results that, before fees and expenses, equals or exceeds the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market.

Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of a Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2023
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Exchange-traded options (other than FLEX Options) are valued at the mean of the last quoted bid and ask prices at 4:00 p.m. eastern time as provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded. Exchange-traded options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid and Offer (“NBBO”) pricing information provided by the pricing services.

FLEX Options will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when a FLEX Option has a same-day market trading price at the official close of that exchange’s trading day, this same-day market trading price will be used for the FLEX Option value instead of the exchange’s model-based price.

Any options which share all the same contractual terms or are only different due to a de minimis difference in such options strike price shall share the same valuation (a “Substantially Similar Option”). A de minimis difference shall mean a difference in the strike price of Substantially Similar Options which is $0.01 or less. When two or more Substantially Similar Options are determined to share the same valuation pursuant to this paragraph the value determined for the Substantially Similar Option which is a FLEX Option shall be used to value each such Substantially Similar Option. Any in the money Substantially Similar Options shall share the same value except they may be adjusted by up to $0.01 to reflect the difference of the amount of moneyness of each Substantially Similar Option.

No option prices adjusted per the policies above shall fall outside the last quoted bid and ask prices at 4:00 p.m. eastern time. Notwithstanding anything to the contrary above, any expired cash settled option shall be valued at its intrinsic value.

An option may be fair valued when: (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time is not readily available or (ii) the Fund’s Adviser, Discretionary Sub-Adviser (if applicable), or Fund management does not believe the prices provided by the pricing services or exchange reflect the current market value of such option.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2023
the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets*
Purchased Options	$—	$570,018,166	$—	$570,018,166
Money Market Funds	334,370	—	—	334,370
Total Investments in Securities	$334,370	$570,018,166	$—	$570,352,536
Liabilities*
Written Options	$—	$(25,881,016)	$—	$(25,881,016)
Total Investments in Securities	$—	$(25,881,016)	$—	$(25,881,016)

*	For further detail on each asset class, see the Schedule of Investments.
During the fiscal period ended October 31, 2023, the Fund did not invest in any Level 3 investments and recognized transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2023

B.
Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). The Fund's portfolio includes several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2023
exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Fund as of October 31, 2023, is as follows:

Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
Asset Derivatives	Liability Derivatives
Investments, at Value	Written Options, at Value
$570,018,166	$25,881,016

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023 is as follows:

Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Investments	Investments in-kind	Written Options	Written Options in-kind
$339,669,146	$50,892,500	$(395,213,603)	$9,562,942

Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
Amount of Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Investments	Written Options
$5,998,480	$(1,091,923)

The average volume of derivative activity for the period ended October 31, 2023 is as follows:

Purchased Options	Written Options
Average Monthly Market Value	Average Monthly Market Value
$343,376,568	$(114,113,148)

C.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended October 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended October 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended October 31, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2023
Distributions to shareholders from net investment income and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended October 31, 2023 the following table shows the reclassifications made:

Distributable Earnings	Paid in Capital
$(60,455,442)	$60,455,442

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2023
NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Options Risk.
•Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options such as SPX options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at price that is higher than the original sales price for such put option.

•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.

•Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.

•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2023
be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.Low Short-Term Interest Rates Risk. During market conditions in which short-term interest rates are at low levels, the Fund’s yield can be very low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses. In addition, it is possible that during these conditions the Fund may experience difficulties purchasing and/or selling securities with respect to scheduled rebalances, and may, as a result, maintain a portion of its assets in cash, on which it may earn little, if any, income.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term interest rate market movements and over longer periods during continued interest rate market movements. Therefore, you may lose money by investing in the Fund.

Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

See the Fund's Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.1949% of the Fund’s average daily net assets. There shall be no recoupment of any waived fees or expenses by the Adviser. This agreement will remain in place until January 31, 2025 and may only be terminated by the Board of Trustees.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2023
Arin Risk Advisors, LLC, serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Arin Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on November 4, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for the Alpha Architect 1-3 Month Box ETF. Per the Advisory Agreement, the Fund pays an annual rate of 0.3949% to the Adviser monthly based on average daily net assets. The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee for the Fund until at least January 31, 2025, bringing the net Advisory fee to an annual rate of 0.1949%. A description of the Board’s consideration is included in the Fund's Semi-Annual report.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund.

U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended October 31, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, was as follows:

Purchases	Sales
$—	$—

For the fiscal period ended October 31, 2023, in-kind transactions, excluding short-term securities associated with creations and redemptions were as follows:

Purchases	Sales
$—	$—

For the fiscal period ended October 31, 2023, short-term and long-term gains(losses) on in-kind transactions were as follows:

Short-Term		Long-Term
$60,455,442	(1)	$—
(1) Includes short-term gains on in-kind transactions for options which are considered short-term securities.

There were no purchases or sales of U.S. Government securities during the fiscal period.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2023
 NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2023 were as follows:

Tax cost of Investments	$545,203,259
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(731,739)
Net tax unrealized appreciation (depreciation)	(731,739)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(50,253,214)
Total accumulated gain (loss)	$(50,984,953)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended October 31, 2023, the Fund deferred qualified late year losses of $347,053 and did not defer any post-October capital losses.

At October 31, 2023, the Fund had the following capital loss carryforwards:

Unlimited Short-Term	Unlimited Long-Term
$(49,906,161)	$—

NOTE 7 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On June 9, 2023, the Board of Trustees (“Board”) of the EA Series Trust (the “Trust”), including a majority of the Independent Trustees, upon the recommendation and approval of the Audit Committee of the Board, appointed Tait Weller, & Baker LLP (“Tait”) to serve as the Fund’s independent registered public accounting firm for the Fund for the fiscal period ended October 31, 2023. Tait was approved as the auditor for all funds in the Trust. Tait replaces Cohen & Company, Ltd. ("Cohen") in this role. Cohen did not resign and did not decline to stand for re-election.

For the interim period ended June 9, 2023, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

For the interim period ended June 9, 2023, neither the Fund, nor anyone on its behalf, consulted with Tait with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the Fund’s financial statements, and no written report or oral advice was provided that Tait concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. Except as noted below, there were no transactions that occurred during the year subsequent to October 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Effective December 15, 2023, the Fund's fiscal year changed to September 30th.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Alpha Architect 1-3 Month Box ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Alpha Architect 1-3 Month Box ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2023, the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 28, 2022 (commencement of operations) to October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 21, 2023

ALPHA ARCHITECT 1-3 MONTH BOX ETF

EXPENSE EXAMPLE

OCTOBER 31, 2023 (UNAUDITED)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each of the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The expenses for the Fund shown in the table reflect fee waivers in effect. Also, the information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period[1]
Actual	0.1949%	$ 1,000.00	$ 1,025.70	$1.00
Hypothetical (5% annual return before expenses)	0.1949%	1,000.00	1,024.22	0.99

1	The dollar amounts show as expenses during the period are equal to the annualized six-month net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365, to reflect the one-half year period.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the certain representatives of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2023 for the Fund was 0/00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00%.

ALPHA ARCHITECT 1-3 MONTH BOX ETF

MANAGEMENT OF THE FUND
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	48	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present)	48	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	48	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	48	None
* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT 1-3 MONTH BOX ETF

MANAGEMENT OF THE FUND
Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023 (other roles since 2015)	Chief Operating Officer and Managing Member, Alpha Architect (2014–present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since October 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller; Assistant Treasurer	Since 2023; Since 2022	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018)
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021–present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Technology Officer, EA Advisers (2023–present); Assistant Operating Officer, EA Advisers (2022–present); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

ALPHA ARCHITECT 1-3 MONTH BOX ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website daily at https://etfsite.alphaarchitect.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://etfsite.alphaarchitect.com/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://etfsite.alphaarchitect.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC d/b/a EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Adviser
Arin Risk Advisors, LLC
1100 East Hector Street, Suite 215,
Conshohocken, Pennsylvania 19428

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Alpha Architect 1-3 Month Box ETF
Symbol – BOXX
CUSIP – 02072L565

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE	FYE
	10/31/2023	10/31/2022
Audit Fees	$8,750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountants applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE	FYE
	10/31/2023	10/31/2022
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time,permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees
	FYE	FYE
	10/31/2023	10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	12/27/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer and Secretary

Date:	12/27/23

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Comptroller

Date:	12/27/23